Fair Value Measurement	12 Months Ended
Jun. 30, 2012
Fair Value Measurement
9.	FAIR VALUE MEASUREMENT

ASC 820, Fair Value Measurement and Disclosures, defines fair value, establishes a framework for measuring fair value of assets and liabilities, and expands disclosures about fair value measurements. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the assets or liabilities in an orderly transaction between market participants on the measurement date. Subsequent changes in fair value of these financial assets and liabilities are recognized in earnings or other comprehensive income when they occur. ASC 820 applies whenever other statements require or permit assets or liabilities to be measured at fair value.

ASC 820 includes a fair value hierarchy, of which the first two are considered observable and the last unobservable, that is intended to increase the consistency and comparability in fair value measurements and related disclosures. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Observable inputs reflect assumptions market participants would use in pricing an asset or liability based on market data obtained from independent sources while unobservable inputs reflect a reporting entity’s pricing based upon their own market assumptions.

The fair value hierarchy consists of the following three levels:

Level 1 –	Instrument valuations are obtained from real-time quotes for transactions in active exchange markets involving identical assets.

Level 2 –	Instrument valuations are obtained from readily-available pricing sources for comparable instruments.

Level 3 –	Instrument valuations are obtained without observable market value and require a high level of judgment to determine the fair value.

The following table summarizes the fair value hierarchy of our financial assets and liabilities measured (in thousands):

	Fair Value Measurement at June 30, 2012		Fair Value Measurement at June 30, 2011
	Level 1	Total Balance	Level 1	Total Balance
Assets
Cash equivalents:
Money market funds	$7,010	$7,010	$9,543	$9,543

Short-term investments:
Time deposits	—	—	633	633

Total Assets	$7,010	$7,010	$10,176	$10,176

The Company uses quoted prices in active markets for identical assets or liabilities to determine fair value of Level 1 investments.

As of June 30, 2012 and 2011, we did not have any material Level 2 or 3 assets or liabilities.